RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTIES [Abstract]
Schedule of Related Party Transactions and Balances

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	$ in thousands

Managements fees – included in General and administrative	430	343	379

Balance with related parties:

	Year ended December 31,
	2 0 1 5	2 0 1 4	2 0 1 3
	$ in thousands

Short Terms Loan	-	-	200